Convertible Promissory Notes (Details Narrative) (Parenthetical)	9 Months Ended
Sep. 30, 2014
JMJ Note [Member]
Terms

A key feature of the JMJ Note is that should Blue Water, at its sole discretion, repay all consideration received pursuant to the JMJ Note within 90 days of the Effective Date, there will be zero percent interest charged under the JMJ Note. Otherwise, there will be a one-time interest charge of 12% for all consideration received by Blue Water pursuant to the JMJ Note.

At any time after 180 days of the Effective Date, the Investor may convert all or part of the JMJ Note into shares of Blue Water’s common stock at the lesser of $0.011 a share or 60% of the lowest trade price in the 25 trading days prior to the conversion.

JMJ Financial has agreed to restrict its ability to convert the JMJ Note and receive shares of common stock such that the number of shares of common stock held by them in the aggregate and their affiliates after such conversion or exercise does not exceed 4.99% of the then issued and outstanding shares of common stock. The JMJ Note is a debt obligation arising other than in the ordinary course of business, which constitutes a direct financial obligation of Blue Water. The JMJ Note also provides for penalties and rescission rights if Blue Water does not deliver shares of its common stock upon conversion within the required timeframes.

Prim Note [Member]
Terms	On September 29, 2014, the Company issued 13,000,000 shares of its common stock valued at $65,000, or $0.005 a share, as a partial redemption of this note. In conjunction with this partial conversion, the Company reduced $138,970 in its derivative liability through additional paid in capital and incurred a ($3,999) loss on change in derivative liability.
AB Note 1 [Member]
Terms

The Company has the right to repay the AB Notes at any time during the first six months of the notes at a rate of 125% of the unpaid principal amount during the first 90 days, 135% of the unpaid principal amount between days 91 and 150, and 145% of the unpaid principal amount between days 151 and 180.

Adar Bays may convert the outstanding principal on the AB Notes into shares of the Company’s common stock beginning no earlier than 180 days from the date of issue at the conversion price per share equal to 55% of the lowest daily closing bid with a 20 day look back immediately preceding and including the date of conversion. There is no minimum conversion price.

LG Note 1 [Member]
Terms

The Company has the right to repay the LG Notes at any time during the first six months of the notes at a rate of 125% of the unpaid principal amount during the first 90 days, 135% of the unpaid principal amount between days 91 and 150, and 145% of the unpaid principal amount between days 151 and 180.

LG Capital may convert the outstanding principal on the LG Notes into shares of the Company’s common stock beginning no earlier than 180 days from the date of issue at the conversion price per share equal to 55% of the lowest daily closing bid with a 20 day look back immediately preceding and including the date of conversion. There is no minimum conversion price.